Provisions - Summary of Changes to Office Lease Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Provisions [line items]
Balance, beginning of year	$ 9.4	$ 17.5
Settlements	(9.0)	(9.0)
Accretion charges	0.3	0.9
Balance, end of year	0.7	9.4
Current portion	0.7	8.7
Non-current portion	$ 0.0	$ 0.7